	APPLIED FINANCE EXPLORER FUND
Schedule of Investments		January 31, 2023 (unaudited)
93.95%	COMMON STOCKS	Shares	Fair Value

3.45%	COMMUNICATION SERVICES
	Cars.com, Inc. (A) . . . . . . . . . . . .	215,940	$ 3,692,574
	John Wiley & Sons Inc. . . . . . . . . .	50,706	2,322,335
	Sinclair Broadcast Group, Inc., Class A . .	114,814	2,368,613
	Tegna, Inc. . . . . . . . . . . . . . .	119,860	2,388,810
	Ziff Davis, Inc. (A) . . . . . . . . . . . .	29,397	2,630,444
			13,402,776
11.11%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc. . . .	70,246	4,103,771
	Asbury Automotive Group, Inc. (A) . . . .	16,558	3,642,760
	Caleres, Inc. . . . . . . . . . . . . .	125,708	3,270,922
	Designer Brands, Inc. . . . . . . . . .	219,010	2,257,993
	Everi Holdings, Inc. (A) . . . . . . . . .	153,444	2,665,322
	Golden Entertainment, Inc. (A) . . . . . .	63,252	2,498,454
	Group I Automotive, Inc. . . . . . . . .	18,142	3,879,667
	Malibu Boats, Inc. Class A (A) . . . . . .	45,170	2,736,850
	MarineMax, Inc. (A) . . . . . . . . . . .	77,172	2,411,625
	Meritage Home Corp. (A) . . . . . . . .	31,696	3,413,342
	Patrick Industries, Inc. . . . . . . . . .	45,276	3,213,238
	Rent-A-Center, Inc. . . . . . . . . . .	113,082	3,040,775
	Sonic Automotive, Inc. Class A . . . . .	44,145	2,371,028
	Taylor Morrison Home Corp. (A) . . . . .	102,141	3,656,648
			43,162,395
3.53%	CONSUMER STAPLES
	Bellrings Brands, Inc. (A) . . . . . . . .	71,480	2,027,173
	Performance Food Group Co. (A) . . . . .	47,542	2,915,275
	SpartanNash Co. . . . . . . . . . . .	77,554	2,456,911
	Sprouts Farmers Market, Inc. (A) . . . . .	72,273	2,309,122
	The Andersons, Inc. . . . . . . . . . .	50,000	1,839,000
	United Natural Foods, Inc. (A) . . . . . .	52,329	2,177,933
			13,725,414
5.04%	ENERGY
	Antero Resources Corp. (A) . . . . . . . . . . . . . .	65,588	1,891,558
	CNX Resources Corporation. (A) . . . . .	121,343	2,030,068
	Comstock Resources, Inc.(A) . . . . . .	113,152	1,374,797
	CONSOL Energy, Inc. . . . . . . . . .	35,966	2,079,914
	Earthstone Energy, Inc. (A) . . . . . . . .	116,698	1,622,102

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2023 (unaudited)
	EQT Corp. . . . . . . . . . . . . . .	Shares	Fair Value
		49,124	$ 1,604,881
	Northern Oil and Gas, Inc. . . . . . . .	79,403	2,661,589
	PBF Energy Inc. . . . . . . . . . . . .	59,182	2,485,052
	PDC Energy, Inc. . . . . . . . . . . .	33,396	2,261,911
	SM Energy Co. . . . . . . . . . . . .	47,899	1,574,440
			19,586,312
20.88%	FINANCIALS
	Arbor Realty Trust, Inc. . . . . . . . . .	233,598	3,487,618
	Blackstone Mortgage Trust Inc. . . . . .	100,745	2,401,761
	Cadence Bank . . . . . . . . . . . .	101,714	2,601,844
	Cathay General Bancorp. . . . . . . .	54,101	2,378,280
	CNO Financial Group, Inc. . . . . . . .	103,820	2,674,403
	Customers Bancorp, Inc. (A) . . . . . . .	74,142	2,251,692
	Donnelly Financial Solutions, Inc. (A) . . .	89,405	4,077,762
	Encore Capital Group, Inc. . . . . . . .	58,772	3,274,776
	Enova International, Inc. (A) . . . . . . .	86,247	3,937,176
	Federated Investors Inc. . . . . . . . .	45,000	1,768,500
	Hancock Whitney Corp. . . . . . . . .	67,226	3,460,794
	Jackson Financial Inc.Com . . . . . . .	64,836	2,855,377
	Lakeland Bancorp, Inc. . . . . . . . . .	56,493	1,088,620
	Navient Corp. . . . . . . . . . . . . .	189,654	3,597,736
	Open Lending Corp. (A) . . . . . . . . .	89,258	782,793
	Pathward Financial, Inc. . . . . . . . .	67,786	3,363,541
	PennyMac Financial Services, Inc. . . . .	60,904	4,106,148
	Preferred Bank/Los Angeles . . . . . .	47,236	3,359,897
	QCR Holdings, Inc. . . . . . . . . . .	46,816	2,460,649
	Radian Group, Inc. . . . . . . . . . . .	122,140	2,699,294
	Rithm Capital Corp. . . . . . . . . . .	317,633	2,988,926
	SLM Corp. . . . . . . . . . . . . . .	181,333	3,186,021
	Steward Information Services Corp. . . .	64,161	3,064,971
	StoneX Group, Inc. (A) . . . . . . . . .	36,451	3,203,314
	Valley National Bancorp . . . . . . . .	206,342	2,451,343
	Victory Capital Holdings, Inc. . . . . . .	106,311	3,151,058
	Virtus Investment Partners, Inc. . . . . .	14,527	3,121,562
	WSFS Financial Corp. . . . . . . . . .	68,278	3,298,510
			81,094,366
12.39%	HEALTH CARE
	AMN Healthcare Services, Inc. (A) . . . .	24,763	2,373,286
	Catalyst Pharmaceuticals, Inc (A) . . . . .	131,377	2,035,030
	Collegium Pharmaceutical, Inc (A) . . . .	116,534	3,272,275
	Corcept Therapeautics, Inc (A) . . . . . .	114,019	2,606,474
	The Ensign Group, Inc. . . . . . . . . .	35,910	3,348,607
	2

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2023 (unaudited)
	Innoviva, Inc.(A) . . . . . . . . . . . .	Shares	Fair Value
		197,171	$ 2,494,213
	Ironwood Pharmaceuticals, Inc. (A) . . . .	238,881	2,751,909
	Medpace Holdings, Inc. (A) . . . . . . .	15,998	3,536,678
	NextGen Healthcare, Inc. (A) . . . . . . .	104,277	1,983,348
	Owens & Minor, Inc (A) . . . . . . . . .	95,516	1,885,486
	Patterson Companies, Inc. . . . . . . .	79,051	2,386,550
	Premier, Inc. Class A . . . . . . . . . .	75,566	2,520,882
	Prestige Consumer Healthcare, Inc. (A) . .	41,974	2,760,210
	Select Medical Holdings Corp. . . . . .	80,000	2,325,600
	Tenet Healthcare Corp. (A) . . . . . . .	51,504	2,824,994
	United Therapeutics Corp. (A) . . . . . .	12,600	3,315,942
	Veradigm Inc. (A) . . . . . . . . . . . .	157,305	2,817,333
	VIR Biotechnology, Inc. (A) . . . . . . . . . . . . . . .	96,851	2,861,947
			48,100,764
12.25%	INDUSTRIAL
	Atlas Air Worldwide Holdings (A) . . . . .	28,772	2,940,786
	Avis Budget Group, Inc. (A) . . . . . . .	11,457	2,291,858
	Beacon Roofing Supply, Inc. (A) . . . . .	41,081	2,336,687
	Builders FirstSource, Inc. (A) . . . . . . .	41,304	3,291,929
	Encore Wire Corp. . . . . . . . . . . . . . . . . . . . . .	17,113	2,762,552
	Genco Shipping & Trading Ltd. . . . . .	136,872	2,482,858
	GMS, Inc. (A) . . . . . . . . . . . . . .	48,275	2,863,673
	GrafTech International Ltd. . . . . . . .	181,476	1,186,853
	Herc Holdings, Inc. . . . . . . . . . .	19,383	3,010,568
	Hillenbrand, Inc. . . . . . . . . . . .	52,947	2,481,096
	Marten Transport Ltd. . . . . . . . . .	117,500	2,595,575
	Matson, Inc. . . . . . . . . . . . . .	27,615	1,825,904
	Mueller Industries, Inc. . . . . . . . . .	38,881	2,548,650
	PGT Innovations, Inc (A) . . . . . . . . .	105,010	2,278,717
	Schneider National, Inc. . . . . . . . .	82,803	2,194,279
	UFP Industries, Inc. . . . . . . . . . .	25,082	2,346,421
	Veritiv Corp.(A) . . . . . . . . . . . . .	24,119	3,015,840
	Werner Enterprises, Inc. . . . . . . . .	55,421	2,603,124
	WESCO International, Inc. (A) . . . . . .	16,868	2,513,501
			47,570,871
8.75%	INFORMATION TECHNOLOGY
	Consensus Cloud Solutions(A) . . . . . .	47,594	2,797,099
	CSG Systems International, Inc (A) . . . .	41,171	2,456,674
	Diodes, Inc. (A) . . . . . . . . . . . . .	33,755	3,010,608
	ePlus Inc. (A) . . . . . . . . . . . . . .	45,033	2,241,743

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2023 (unaudited)
	Ichor Holdings, Ltd. (A) . . . . . . . . .	Shares	Fair Value
		75,822	$ 2,562,784
	Insight Enterprises, Inc. (A) . . . . . . .	25,894	2,918,772
	MaxLinear, Inc. (A) . . . . . . . . . . .	73,895	3,044,474
	NETGEAR, Inc. (A) . . . . . . . . . . .	115,217	2,300,883
	Progress Software Corp. . . . . . . . .	51,773	2,746,040
	ScanSource, Inc.(A) . . . . . . . . . . .	72,823	2,398,061
	SMART Global Holdings, Inc. (A) . . . . .	162,072	2,786,018
	Synaptics, Inc. (A) . . . . . . . . . . .	19,581	2,448,212
	Ultra Clean Holdings, Inc. (A) . . . . . .	68,027	2,289,109
			34,000,477
6.37%	MATERIALS
	AdvanSix, Inc. . . . . . . . . . . . .	59,818	2,586,530
	Boise Cascade Co. . . . . . . . . . .	34,197	2,563,749
	Cleanwater Paper Corp. (A) . . . . . . .	55,670	2,149,419
	Commercial Metals Co. . . . . . . . .	64,343	3,491,895
	Element Solutions, Inc. . . . . . . . . .	119,716	2,451,784
	Enact Holdings, Inc. . . . . . . . . . .	93,819	2,359,548
	Ryerson Holding Corp. . . . . . . . . .	81,155	3,097,686
	Tronox Holdings PLC-A . . . . . . . .	150,067	2,573,649
	Warrior Met Coal, Inc. . . . . . . . . .	91,444	3,463,899
			24,738,159
6.93%	REAL ESTATE
	Brandywine Realty Trust . . . . . . . .	149,858	983,068
	Corecivic, Inc. (A) . . . . . . . . . . . .	202,801	2,157,803
	DiamondRock Hospitality Co. . . . . . .	276,290	2,660,673
	Kite Realty Group Trust . . . . . . . .	144,980	3,146,066
	Newmark Group, Inc., Class A . . . . .	260,978	2,236,581
	Office Properties Income Trust . . . . .	149,143	2,559,294
	Paramount Group, Inc. . . . . . . . . .	222,031	1,432,100
	Piedmont Office Realty . . . . . . . .	249,700	2,646,820
	Service Properties Trust . . . . . . . .	349,643	3,115,319
	Tanger Factory Outlet Centers, Inc. . . .	141,926	2,712,206
	The Macerich Co. . . . . . . . . . . .	237,569	3,264,198
			26,914,128
3.25%	UTILITIES
	Brookfield Infrastructure Corp. . . . . .	69,973	3,094,206
	Montauk Renewables Inc (A) . . . . . .	150,000	1,666,500

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2023 (unaudited)
	New Jersey Resources Corp. . . . . . .	Shares	Fair Value
		90,749	$ 4,530,190
	Otter Tail Corp. . . . . . . . . . . . .	51,724	3,318,095
			12,608,991
93.95%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		364,904,653
0.07%	EXCHANGE TRADED FUNDS
0.07%	SMALL CAP
	iShares Russell 2000 ETF . . . . . . .	900	172,332
	iShares Russell 2000 Growth ETF . . . .	500	117,980
			290,312
0.07%	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		290,312
5.45%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional 4.19% (B) . . . . . . . . .	21,130,118	21,130,118
	TOTAL MONEY MARKET FUND . . . . . . . . . . . .		21,130,118
99.47%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		386,325,083
0.53%	Other assets, net of Liabilities . . . . . . . . . . . . . .		2,072,195
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$388,397,278

(A)Non-income producing

(B)Effective 7 day yield as of January 31, 2023

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Common Stocks . . . .	Quoted Prices	Inputs	Inputs	Total
	$364,904,653	$—	$—	$364,904,653
Exchange Traded Fund .	290,312	—	—	290,312
Money Market Fund . . .	21,130,118			21,130,118
Total Investments . . . .	$386,325,083	$—	$—	$386,325,083

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023.

At January 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $356,201,481 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$ 46,154,920
Gross unrealized depreciation . . . .	(16,031,318)
Net unrealized appreciation . . . . .	$ 30,123,602

QUARTERLY REPORT